3. FINANCIAL INSTRUMENTS AND RISK ANALYSIS (Details 9) - BRL (R$) R$ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Financial assets
Cash equivalents		R$ 3,415,199	R$ 1,506,082
Cash investments		193,715	183,850
Financial liabilities
Borrowings and financing		25,918,777	17,900,361
Carrying amount [member] | Financial assets [member]
Financial assets
Cash equivalents		3,413,789	1,504,986
Cash investments		204,056	217,792
Carrying amount [member] | Financial liabilities [member]
Financial liabilities
Borrowings and financing	[1]	9,501,988	8,705,458
Market value [member] | Financial assets [member]
Financial assets
Cash equivalents		3,413,789	1,504,986
Cash investments		204,056	217,792
Market value [member] | Financial liabilities [member]
Financial liabilities
Borrowings and financing		R$ 9,501,988	R$ 8,705,458

[1]	The balance of the borrowings and financing with the BNDES, Local Banks, and ECAs correspond to exclusive markets, and the fair value of these instruments is similar to their carrying amounts. The balances of borrowings and financing refers to the bonds issued in the international market, for which is there is a secondary market, and their fair values differ from their carrying amounts.